Share Based Compensation - Schedule of Stock Options Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Stock Options Activity [Line Items]
Outstanding share options, beginning balance	4,083,497
Outstanding share options , Granted
Outstanding share options , Forfeited	206,462
Outstanding share options , Exercised	75,470
Outstanding share options, ending balance	3,801,565	4,083,497
Outstanding share options , Exercisable	3,453,222
Weighted- average exercise price , beginning balance	$ 4.38
Weighted- average exercise price, Granted
Weighted- average exercise price , Forfeited	3.728
Weighted- average exercise price , Exercised	0.815
Weighted- average exercise price , ending balance	4.486	$ 4.38
Weighted- average exercise price , Exercisable	$ 4.713
Weighted average remaining contractual life, beginning balance	5 years 10 months 8 days	5 years 6 months 10 days
Weighted average remaining contractual life, ending balance	5 years 10 months 8 days	5 years 6 months 10 days
Weighted average remaining contractual life , Exercisable	4 years 6 months 18 days
Aggregate intrinsic value , beginning balance	$ 199,314	$ 326,730
Aggregate intrinsic value , ending balance	199,314	$ 326,730
Aggregate intrinsic value , Exercisable (in Dollars)	$ 199,314
Options and RSUs available for future grants	2,369,274